Supplemental Guarantor Financial Information (Condensed Consolidated Balance Sheet) (AGAT/AICL Notes) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents		$ 2,403,098	$ 1,490,369	$ 295,514	$ 520,401
Restricted cash		419,447	717,388
Flight equipment held for operating leases, net		32,219,494	31,984,668	8,085,947
Maintenance rights intangible and lease premium, net		3,139,045	3,906,026
Flight equipment held for sale		71,055	14,082
Net investment in finance and sales-type leases		469,198	347,091
Prepayments on flight equipment		3,300,426	3,486,514	223,815
Investments including investments in subsidiaries		114,711	115,554
Other assets		1,163,723	1,047,092
Total Assets		43,914,479	43,867,380
Liabilities and Equity
Debt		29,806,843	30,402,392
Total Liabilities		35,488,670	35,924,832
Total AerCap Holdings N.V. Shareholders' equity		8,348,963	7,863,777
Non-controlling interest		76,846	78,771
Total Equity		8,425,809	7,942,548	2,429,232	2,122,906
Total Liabilities and Equity		43,914,479	43,867,380
AGAT/AICL Notes [Member]
Assets
Cash and cash equivalents		2,403,000	1,490,000	296,000	520,000
Restricted cash		419,000	717,000
Flight equipment held for operating leases, net		32,219,000	31,985,000
Maintenance rights intangible and lease premium, net		3,139,000	3,906,000
Flight equipment held for sale		71,000	14,000
Net investment in finance and sales-type leases		469,000	347,000
Prepayments on flight equipment		3,300,000	3,487,000
Investments including investments in subsidiaries		115,000	116,000
Other assets		1,779,000	1,805,000
Total Assets		43,914,000	43,867,000
Liabilities and Equity
Debt		29,807,000	30,402,000
Other liabilities		5,681,000	5,522,000
Total Liabilities		35,488,000	35,924,000
Total AerCap Holdings N.V. Shareholders' equity		8,349,000	7,864,000
Non-controlling interest		77,000	79,000
Total Equity		8,426,000	7,943,000
Total Liabilities and Equity		43,914,000	43,867,000
AGAT/AICL Notes [Member] | Eliminations [Member]
Assets
Net investment in finance and sales-type leases			87,000
Investments including investments in subsidiaries		(19,453,000)	(16,817,000)
Intercompany receivables		(23,478,000)	(28,163,000)
Other assets		(29,000)
Total Assets		(42,960,000)	(44,893,000)
Liabilities and Equity
Intercompany payables		(23,478,000)	(28,076,000)
Other liabilities		(29,000)
Total Liabilities		(23,507,000)	(28,076,000)
Total AerCap Holdings N.V. Shareholders' equity		(19,453,000)	(16,817,000)
Total Equity		(19,453,000)	(16,817,000)
Total Liabilities and Equity		(42,960,000)	(44,893,000)
AGAT/AICL Notes [Member] | AerCap Holdings N.V. [Member]
Assets
Cash and cash equivalents		14,000	7,000		1,000
Investments including investments in subsidiaries		8,290,000	7,902,000
Intercompany receivables		46,000	534,000
Other assets		61,000	18,000
Total Assets		8,411,000	8,461,000
Liabilities and Equity
Intercompany payables		4,000	575,000
Other liabilities		58,000	22,000
Total Liabilities		62,000	597,000
Total AerCap Holdings N.V. Shareholders' equity		8,349,000	7,864,000
Total Equity		8,349,000	7,864,000
Total Liabilities and Equity		8,411,000	8,461,000
AGAT/AICL Notes [Member] | AerCap Global Aviation Trust [Member]
Assets
Cash and cash equivalents		769,000	225,000
Flight equipment held for operating leases, net		13,913,000	14,102,000
Maintenance rights intangible and lease premium, net		1,789,000	2,235,000
Flight equipment held for sale		12,000	5,000
Net investment in finance and sales-type leases		193,000	29,000
Prepayments on flight equipment		3,022,000	3,154,000
Investments including investments in subsidiaries		633,000	493,000
Intercompany receivables		11,541,000	10,833,000
Other assets		675,000	582,000
Total Assets		32,547,000	31,658,000
Liabilities and Equity
Debt		19,512,000	19,457,000
Intercompany payables		4,025,000	4,490,000
Other liabilities		2,676,000	2,469,000
Total Liabilities		26,213,000	26,416,000
Total AerCap Holdings N.V. Shareholders' equity		6,334,000	5,242,000
Total Equity		6,334,000	5,242,000
Total Liabilities and Equity		32,547,000	31,658,000
AGAT/AICL Notes [Member] | AerCap Ireland Capital Ltd. [Member]
Assets
Cash and cash equivalents		62,000	14,000
Investments including investments in subsidiaries		6,319,000	5,242,000
Intercompany receivables			34,000
Other assets		41,000	31,000
Total Assets		6,422,000	5,321,000
Liabilities and Equity
Intercompany payables		4,872,000	4,721,000
Other liabilities		14,000	9,000
Total Liabilities		4,886,000	4,730,000
Total AerCap Holdings N.V. Shareholders' equity		1,536,000	591,000
Total Equity		1,536,000	591,000
Total Liabilities and Equity		6,422,000	5,321,000
AGAT/AICL Notes [Member] | Guarantors [Member]
Assets
Cash and cash equivalents	[1]	1,366,000	1,006,000	140,000	163,000
Restricted cash	[1]	18,000	7,000
Flight equipment held for operating leases, net	[1]	1,171,000	781,000
Maintenance rights intangible and lease premium, net	[1]	82,000	18,000
Net investment in finance and sales-type leases	[1]	57,000	71,000
Prepayments on flight equipment	[1]	6,000	15,000
Investments including investments in subsidiaries	[1]	4,211,000	3,170,000
Intercompany receivables	[1]	6,152,000	8,124,000
Other assets	[1]	583,000	417,000
Total Assets	[1]	13,646,000	13,609,000
Liabilities and Equity
Debt	[1]	378,000	453,000
Intercompany payables	[1]	5,473,000	6,012,000
Other liabilities	[1]	234,000	205,000
Total Liabilities	[1]	6,085,000	6,670,000
Total AerCap Holdings N.V. Shareholders' equity	[1]	7,484,000	6,862,000
Non-controlling interest	[1]	77,000	77,000
Total Equity	[1]	7,561,000	6,939,000
Total Liabilities and Equity	[1]	13,646,000	13,609,000
AGAT/AICL Notes [Member] | Non-Guarantors [Member]
Assets
Cash and cash equivalents		192,000	238,000	$ 156,000	$ 356,000
Restricted cash		401,000	710,000
Flight equipment held for operating leases, net		17,135,000	17,102,000
Maintenance rights intangible and lease premium, net		1,268,000	1,653,000
Flight equipment held for sale		59,000	9,000
Net investment in finance and sales-type leases		219,000	160,000
Prepayments on flight equipment		272,000	318,000
Investments including investments in subsidiaries		115,000	126,000
Intercompany receivables		5,739,000	8,638,000
Other assets		448,000	757,000
Total Assets		25,848,000	29,711,000
Liabilities and Equity
Debt		9,917,000	10,492,000
Intercompany payables		9,104,000	12,278,000
Other liabilities		2,728,000	2,817,000
Total Liabilities		21,749,000	25,587,000
Total AerCap Holdings N.V. Shareholders' equity		4,099,000	4,122,000
Non-controlling interest			2,000
Total Equity		4,099,000	4,124,000
Total Liabilities and Equity		$ 25,848,000	$ 29,711,000

[1]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.